ORDINARY SHARE AND SHARE INCENTIVE PLANS - Stock-Based Compensation - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Unrecognized compensation cost related to unvested stock options and restricted stock and restricted stock units
Number of options grants in the period	0	0	0
Unrecognized compensation cost	$ 30	$ 100
Expected weighted-average period of unrecognized cost	1 month 2 days	1 month 9 days